Joint Venture with Green Mountain Plant Health (Details Narrative) - Green Mountain Plant Health, LLC [Member] - Medical Cannabis Cultivation [Member] - USD ($)	Dec. 01, 2015	Oct. 07, 2015
Equity method investments		$ 100,000
Subsequent Event [Member]
Initial payments to acquire equity method investments	$ 10,000
Monthly balance payments to acquire equity method investments	$ 5,000
Monthly balance payments to acquire equity method investments period	18 months